Marketable debt securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes Marketable Debt Instruments [Abstract]
Balance at beginning of the year	R$ 74,626,232	R$ 70,247,012	R$ 99,842,955
Issuances	0	73,765,081	59,663,420
Payments	0	(78,903,009)	(97,009,957)
Interest (Note 33)	5,138,306	4,606,949	7,901,199
Exchange differences and Others	0	4,910,199	(150,605)
Balance at end of the year	R$ 73,702,474	R$ 74,626,232	R$ 70,247,012